Note G - Assets Held For Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
Cash	$1,252,000
Receivables	902,000
Inventory	55,000
Other current assets	297,000
Property and equipment	52,578,000
Other assets	1,413,000
Accounts payable and accrued liabilities	(7,281,000)
Notes payable	(39,300,000)
Net assets	$9,916,000

Cash	$1,032,000
Preneed receivables	4,063,000
Other receivable	1,037,000
Inventory	22,000
Property and equipment	8,390,000
Other assets	523,000
Accounts payable and accrued liabilities	(842,000)
Deferred preneed revenues	(72,000)

Net assets	$14,153,000

Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
Assets:
Cash	$1,530,000
Cash – restricted	1,000,000
Receivables	790,000
Inventory	57,000
Current assets	281,000
Property and equipment	52,589,000
Other assets	1,414,000
Total assets	$57,661,000

Liabilities:
Accounts payable and accrued liabilities	$7,595,000
Notes payable	39,055,000
Total liabilities	46,650,000
Net assets held for sale	$11,011,000

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	For The Three Months Ended September 30, 2012	For The Period from May 1, 2012 (foreclosure) through September 30, 2012
Revenue	$124,000	$266,000
Expenses	(85,000)	(148,000)
Net Income	$39,000	$118,000

Net Assets [Member]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Revenue	$1,099,000
Expenses	(1,004,000)
Net Income	$95,000